Operating Segments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major customer [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%